COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares/Units	Value
COMMON STOCK	96.6%
AUSTRALIA	5.7%
AIRPORTS	2.0%
Sydney Airport		1,363,814	$7,391,666

RAILWAYS	1.0%
Aurizon Holdings Ltd.		893,895	3,559,674

TOLL ROADS	2.7%
Transurban Group		961,275	9,531,058

TOTAL AUSTRALIA			20,482,398

BELGIUM	1.5%
ELECTRIC
Elia System Operator SA/NV		66,108	5,404,083

BRAZIL	3.0%
ELECTRIC	0.9%
Neoenergia Sa		657,633	3,255,758

RAILWAYS	2.1%
Rumo SA(a)		1,234,440	7,278,975

TOTAL BRAZIL			10,534,733

CANADA	8.6%
ELECTRIC	2.1%
Emera, Inc.		168,540	7,398,790

GAS DISTRIBUTION	0.8%
AltaGas Canada, Inc.		147,073	2,936,242

PIPELINES—C-CORP	4.6%
Enbridge, Inc.		229,721	8,062,820
TC Energy Corp.		160,282	8,299,313

			16,362,133

RAILWAYS	1.1%
Canadian Pacific Railway Ltd.		17,396	3,865,894

TOTAL CANADA			30,563,059

CHINA	3.3%
GAS DISTRIBUTION	1.4%
Enn Energy Holdings Ltd. (HKD)		500,000	5,173,712

MARINE PORTS	0.4%
COSCO SHIPPING Ports Ltd. (HKD)		1,890,000	1,509,550

		Shares/Units	Value
WATER	1.5%
Guangdong Investment Ltd. (HKD)		2,671,128	$5,227,950

TOTAL CHINA			11,911,212

DENMARK	0.9%
PIPELINES—C-CORP
Orsted A/S, 144A(b)		34,888	3,242,316

FRANCE	0.4%
TOLL ROADS
Vinci SA		13,389	1,442,114

INDIA	1.0%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		608,869	3,565,471

ITALY	1.8%
COMMUNICATIONS—TOWERS	1.0%
Infrastrutture Wireless Italiane S.p.A., 144A(b)		365,110	3,788,501

TOLL ROADS	0.8%
Atlantia S.p.A.		113,067	2,734,638

TOTAL ITALY			6,523,139

JAPAN	4.2%
GAS DISTRIBUTION	1.4%
Tokyo Gas Co., Ltd.		196,000	4,938,747

RAILWAYS	2.8%
West Japan Railway Co.		118,900	10,040,933

TOTAL JAPAN			14,979,680

LUXEMBOURG	0.3%
COMMUNICATIONS—SATELLITES
SES SA		49,682	905,674

MEXICO	2.3%
AIRPORTS	1.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		534,199	5,155,749

PIPELINES—C-CORP	0.8%
Infraestructura Energetica Nova SAB de CV		726,017	2,889,131

TOTAL MEXICO			8,044,880

NETHERLANDS	1.0%
REAL ESTATE
InterXion Holding NV (USD)(a)		43,670	3,557,358

		Shares/Units	Value
SPAIN	1.2%
ELECTRIC
Iberdrola SA		414,452	$4,307,717

SWITZERLAND	1.3%
AIRPORTS
Flughafen Zurich AG		25,443	4,711,053

THAILAND	3.1%
AIRPORTS
Airports of Thailand PCL		4,464,200	10,910,543

UNITED KINGDOM	1.1%
WATER
United Utilities Group PLC		384,733	3,906,433

UNITED STATES	55.9%
COMMUNICATIONS—TOWERS	9.9%
American Tower Corp.		55,876	12,355,860
Crown Castle International Corp.		88,821	12,347,007
SBA Communications Corp.		44,112	10,637,609

			35,340,476

ELECTRIC	25.7%
Alliant Energy Corp.		257,457	13,884,656
Edison International		73,017	5,506,942
FirstEnergy Corp.		302,154	14,572,887
NextEra Energy, Inc.		100,707	23,463,724
NorthWestern Corp.		136,112	10,215,206
PG&E Corp.(a)		75,665	756,650
WEC Energy Group, Inc.		130,682	12,427,858
Xcel Energy, Inc.		165,092	10,712,820

			91,540,743

GAS DISTRIBUTION	4.6%
Atmos Energy Corp.		83,467	9,506,057
ONE Gas, Inc.		72,855	7,002,094

			16,508,151

		Shares/Units	Value
PIPELINES	7.5%
PIPELINES—C-CORP	5.4%
Antero Midstream Corp.		250,417	$1,853,086
Cheniere Energy, Inc.(a)		85,682	5,403,107
Plains GP Holdings LP, Class A		138,166	2,933,264
Targa Resources Corp.		46,691	1,875,578
Williams Cos., Inc.		295,239	7,103,450

			19,168,485

PIPELINES—MLP	2.1%
Energy Transfer LP		262,972	3,439,674
Enterprise Products Partners LP		146,861	4,197,287

			7,636,961

TOTAL PIPELINES			26,805,446

RAILWAYS	2.6%
Norfolk Southern Corp.		51,196	9,197,873

REAL ESTATE—DATA CENTERS	2.0%
CyrusOne, Inc.		90,023	7,120,819

WATER	3.6%
American Water Works Co., Inc.		103,314	12,834,698

TOTAL UNITED STATES			199,348,206

TOTAL COMMON STOCK (Identified cost—$269,151,875)			344,340,069

SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(c)		8,060,108	8,060,108

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,060,108)			8,060,108

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$277,211,983)	98.9%		352,400,177
WRITTEN OPTION CONTRACTS	(0.0)		(25,957)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		3,971,060

NET ASSETS	100.0%		$356,345,280

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(d)	Premiums Received	Value
Put — Union Pacific Corp.	$160.00	10/18/19	(53)	$(858,494)	$(12,503)	$(18,285)

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(d)	Premiums Received	Value
Call — American Water Works Co, Inc.	Goldman Sachs International	$130.00	10/18/19	(243)	$(3,018,789)	$(36,785)	$(7,672)

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $7,030,817 which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.
(d)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	31.4
Pipelines	13.8
Communications	11.2
Railways	9.5
Gas Distribution	8.3
Airports	7.9
Water	6.2
Toll Roads	3.9
Real Estate	3.0
Marine Ports	1.4
Other	3.4

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Thailand	$10,910,543	$—	$10,910,543	$—
Other Countries	333,429,526	333,429,526	—	—
Short-Term Investments	8,060,108	—	8,060,108	—

Total Investments in Securities(a)	$352,400,177	$333,429,526	$18,970,651	$—

Written Option Contracts	$(25,957)	$(18,285)	$(7,672)	$—

Total Derivative Liabilities(a)	$(25,957)	$(18,285)	$(7,672)	$—

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2019:

Written Option Contracts
Average Notional Amount(a),(b)	$3,485,580

(a)	Average notional amounts represent the average for all months in which the Fund had written option contracts outstanding at month end. For the period, this represents two months.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.